Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Current Income Tax	$ (244,327,347)	$ (355,466,720)	$ (844,295,551)
Tax Advances	121,154,261	143,938,081	63,962,369
Current Income Tax Liabilities	$ (123,173,086)	$ (211,528,639)	$ (780,333,182)